Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Average
			Summary	Average
			Compensation	Compensation
			Table Total	Actually Paid	Value of Initial Fixed $100
	Summary		for non-PEO	to non-PEO	Investment on
	Compensation	Compensation	Named	Named	Dec. 31, 2019 Based on		Net
	Table Total for	Actually Paid to	Executive	Executive	Total		Income	Organic
	PEO	PEO	Officers	Officers	Shareholder	Peer Group Total	($)	Revenue Growth
Year	($)	($)	($)	($)	Return	Shareholder Return	(millions)	(non-GAAP)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$24,742,908	$19,275,773	$7,310,582	$7,294,876	$121	$126	$10,703	11.5%
2022	22,822,519	54,495,284	7,731,933	16,456,021	126	132	9,571	16.0%
2021	24,883,878	60,511,538	8,668,505	15,571,959	114	123	9,804	15.5%
2020	18,383,474	2,270,190	6,153,532	2,584,955	102	108	7,768	(9.0)%

Names of PEO and Other NEOs (Column (b); Column (c); Column (d); Column (e))

2023: PEO: James Quincey; Other NEOs: John Murphy, Manuel Arroyo, Henrique Braun and Jennifer Mann

2022: PEO: James Quincey; Other NEOs: John Murphy, Manuel Arroyo, Alfredo Rivera and Brian J. Smith

2021: PEO: James Quincey; Other NEOs: John Murphy, Manuel Arroyo, Alfredo Rivera, Brian J. Smith and Bradley M. Gayton

2020: PEO: James Quincey; Other NEOs: John Murphy, Manuel Arroyo, Bradley M. Gayton and Brian J. Smith

Adjustments to Calculate Compensation Actually Paid to PEO (Column (c)) and Average Compensation Actually Paid to Other NEOs (Column (e))

The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP Amounts from the SCT Total of our PEO (Column (b)) and our Other NEOs (Column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	2023		2022		2021		2020
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Total	$24,742,908	$7,310,582	$22,822,519	$7,731,933	$24,883,878	$8,668,505	$18,383,474	$6,153,532
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	(921,282)	(396,887)	(490,035)	(405,368)	(293,215)	(170,695)	(759,678)	(415,224)
Add: Service cost for the covered fiscal year	375,082	117,939	221,266	101,864	214,384	186,283	157,615	200,307
Add: Prior service cost for the covered fiscal year	0	0	0	0	0	0	0	0
Adjustments for stock awards and option awards**
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(15,516,570)	(3,663,637)	(14,133,339)	(4,064,153)	(16,472,735)	(3,982,125)	(14,591,093)	(4,358,086)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	21,893,789	5,169,372	24,679,920	7,158,191	39,672,363	8,896,040	7,155,518	2,761,885
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(7,851,512)	(1,141,326)	19,902,921	5,525,189	15,006,128	3,307,124	(10,157,329)	(2,119,809)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0	0	0	0	0	0	0
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(3,446,642)	(101,167)	1,492,032	408,365	(2,499,265)	(494,044)	2,081,683	362,350
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	(839,129)	0	0
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0	0	0	0	0	0	0
CAP Amounts (as calculated)	$19,275,773	$7,294,876	$54,495,284	$16,456,021	$60,511,538	$15,571,959	$2,270,190	$2,584,955
*	Amounts presented are averages for the entire group of Other NEOs in each respective year.
**

To determine the value of stock options included in CAP, the lattice valuation model was used, which differs from the Black-Scholes valuation model that was used at grant date. The lattice valuation model was deemed most appropriate because it is better able to value stock options at varying levels of stock price relative to the option exercise price and is consistent with valuation methodologies permitted under GAAP.

Total Shareholder Return (Column (f); Column (g))

Total shareholder return assumes that dividends were reinvested on the day of issuance.

Peer Group Total Shareholder Return (Column (g))

The peer group used in this disclosure is the Dow Jones U.S. Food & Beverage Total Return Index, which is the same peer group used in Part II, Item 5 of our Form 10-K.

Net Income (Column (h))

Consolidated net income as reported in the Company’s Consolidated Statements of Income included in our Form 10-K.

Organic Revenue Growth (non-GAAP) (Column (i))

Organic revenue growth is referred to as “net operating revenue growth” in our Named Executive Officers’ incentive programs (see “Business Performance Factor” on page 60 in the Compensation Discussion and Analysis). Organic revenue growth is a non-GAAP financial measure that excludes or has otherwise been adjusted for the impact of acquisitions, divestitures and structural changes, as applicable, and the impact of changes in foreign currency exchange rates. Organic revenue growth was determined to be the most important financial performance measure linking CAP to Company performance for 2023 and therefore was selected as the 2023 “Company-Selected Measure” as defined in Item 402(v).

Company Selected Measure Name	Organic revenue growth
Named Executive Officers, Footnote

2023: PEO: James Quincey; Other NEOs: John Murphy, Manuel Arroyo, Henrique Braun and Jennifer Mann

2022: PEO: James Quincey; Other NEOs: John Murphy, Manuel Arroyo, Alfredo Rivera and Brian J. Smith

2021: PEO: James Quincey; Other NEOs: John Murphy, Manuel Arroyo, Alfredo Rivera, Brian J. Smith and Bradley M. Gayton

2020: PEO: James Quincey; Other NEOs: John Murphy, Manuel Arroyo, Bradley M. Gayton and Brian J. Smith

Peer Group Issuers, Footnote	The peer group used in this disclosure is the Dow Jones U.S. Food & Beverage Total Return Index, which is the same peer group used in Part II, Item 5 of our Form 10-K.
PEO Total Compensation Amount	$ 24,742,908	$ 22,822,519	$ 24,883,878	$ 18,383,474
PEO Actually Paid Compensation Amount	$ 19,275,773	54,495,284	60,511,538	2,270,190
Adjustment To PEO Compensation, Footnote

The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP Amounts from the SCT Total of our PEO (Column (b)) and our Other NEOs (Column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	2023		2022		2021		2020
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Total	$24,742,908	$7,310,582	$22,822,519	$7,731,933	$24,883,878	$8,668,505	$18,383,474	$6,153,532
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	(921,282)	(396,887)	(490,035)	(405,368)	(293,215)	(170,695)	(759,678)	(415,224)
Add: Service cost for the covered fiscal year	375,082	117,939	221,266	101,864	214,384	186,283	157,615	200,307
Add: Prior service cost for the covered fiscal year	0	0	0	0	0	0	0	0
Adjustments for stock awards and option awards**
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(15,516,570)	(3,663,637)	(14,133,339)	(4,064,153)	(16,472,735)	(3,982,125)	(14,591,093)	(4,358,086)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	21,893,789	5,169,372	24,679,920	7,158,191	39,672,363	8,896,040	7,155,518	2,761,885
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(7,851,512)	(1,141,326)	19,902,921	5,525,189	15,006,128	3,307,124	(10,157,329)	(2,119,809)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0	0	0	0	0	0	0
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(3,446,642)	(101,167)	1,492,032	408,365	(2,499,265)	(494,044)	2,081,683	362,350
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	(839,129)	0	0
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0	0	0	0	0	0	0
CAP Amounts (as calculated)	$19,275,773	$7,294,876	$54,495,284	$16,456,021	$60,511,538	$15,571,959	$2,270,190	$2,584,955
*	Amounts presented are averages for the entire group of Other NEOs in each respective year.
**

To determine the value of stock options included in CAP, the lattice valuation model was used, which differs from the Black-Scholes valuation model that was used at grant date. The lattice valuation model was deemed most appropriate because it is better able to value stock options at varying levels of stock price relative to the option exercise price and is consistent with valuation methodologies permitted under GAAP.

Non-PEO NEO Average Total Compensation Amount	$ 7,310,582	7,731,933	8,668,505	6,153,532
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,294,876	16,456,021	15,571,959	2,584,955
Adjustment to Non-PEO NEO Compensation Footnote

The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP Amounts from the SCT Total of our PEO (Column (b)) and our Other NEOs (Column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

	2023		2022		2021		2020
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Total	$24,742,908	$7,310,582	$22,822,519	$7,731,933	$24,883,878	$8,668,505	$18,383,474	$6,153,532
Adjustments for defined benefit pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	(921,282)	(396,887)	(490,035)	(405,368)	(293,215)	(170,695)	(759,678)	(415,224)
Add: Service cost for the covered fiscal year	375,082	117,939	221,266	101,864	214,384	186,283	157,615	200,307
Add: Prior service cost for the covered fiscal year	0	0	0	0	0	0	0	0
Adjustments for stock awards and option awards**
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(15,516,570)	(3,663,637)	(14,133,339)	(4,064,153)	(16,472,735)	(3,982,125)	(14,591,093)	(4,358,086)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	21,893,789	5,169,372	24,679,920	7,158,191	39,672,363	8,896,040	7,155,518	2,761,885
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(7,851,512)	(1,141,326)	19,902,921	5,525,189	15,006,128	3,307,124	(10,157,329)	(2,119,809)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	0	0	0	0	0	0	0	0
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(3,446,642)	(101,167)	1,492,032	408,365	(2,499,265)	(494,044)	2,081,683	362,350
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	(839,129)	0	0
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	0	0	0	0	0	0	0	0
CAP Amounts (as calculated)	$19,275,773	$7,294,876	$54,495,284	$16,456,021	$60,511,538	$15,571,959	$2,270,190	$2,584,955
*	Amounts presented are averages for the entire group of Other NEOs in each respective year.
**

To determine the value of stock options included in CAP, the lattice valuation model was used, which differs from the Black-Scholes valuation model that was used at grant date. The lattice valuation model was deemed most appropriate because it is better able to value stock options at varying levels of stock price relative to the option exercise price and is consistent with valuation methodologies permitted under GAAP.

Equity Valuation Assumption Difference, Footnote	To determine the value of stock options included in CAP, the lattice valuation model was used, which differs from the Black-Scholes valuation model that was used at grant date. The lattice valuation model was deemed most appropriate because it is better able to value stock options at varying levels of stock price relative to the option exercise price and is consistent with valuation methodologies permitted under GAAP.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table lists the four financial performance measures that, in the Company’s assessment, represent the most important performance measures used to link CAP for our Named Executive Officers to Company performance for 2023.

Organic Revenue Growth (non-GAAP) (Company-Selected Measure)
Comparable Currency Neutral Operating Income Growth (non-GAAP)
Comparable Currency Neutral Earnings Per Share Growth (non-GAAP)
Cumulative Free Cash Flow (non-GAAP)

Total Shareholder Return Amount	$ 121	126	114	102
Peer Group Total Shareholder Return Amount	126	132	123	108
Net Income (Loss)	$ 10,703,000,000	$ 9,571,000,000	$ 9,804,000,000	$ 7,768,000,000
Company Selected Measure Amount	0.115	0.160	0.155	(0.090)
PEO Name	James Quincey	James Quincey	James Quincey	James Quincey
Additional 402(v) Disclosure

CAP, as calculated in accordance with Item 402(v), reflects, among others, adjustments to the fair value of equity awards during the years presented. Factors impacting the fair value of equity awards include the price of our Common Stock at year end, as well as the projected and actual achievement of performance goals. These adjustments contributed to the change in CAP reported year-over-year.

Measure:: 1
Pay vs Performance Disclosure
Name	Organic Revenue Growth
Non-GAAP Measure Description

Organic revenue growth is referred to as “net operating revenue growth” in our Named Executive Officers’ incentive programs (see “Business Performance Factor” on page 60 in the Compensation Discussion and Analysis). Organic revenue growth is a non-GAAP financial measure that excludes or has otherwise been adjusted for the impact of acquisitions, divestitures and structural changes, as applicable, and the impact of changes in foreign currency exchange rates. Organic revenue growth was determined to be the most important financial performance measure linking CAP to Company performance for 2023 and therefore was selected as the 2023 “Company-Selected Measure” as defined in Item 402(v).

Measure:: 2
Pay vs Performance Disclosure
Name	Comparable Currency Neutral Operating Income Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Comparable Currency Neutral Earnings Per Share Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Cumulative Free Cash Flow
PEO | (Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (921,282)	$ (490,035)	$ (293,215)	$ (759,678)
PEO | Add: Service cost for the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	375,082	221,266	214,384	157,615
PEO | Add: Prior service cost for the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | (Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,516,570)	(14,133,339)	(16,472,735)	(14,591,093)
PEO | Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,893,789	24,679,920	39,672,363	7,155,518
PEO | Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,851,512)	19,902,921	15,006,128	(10,157,329)
PEO | Add: Vesting date fair value of awards granted and vested during the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,446,642)	1,492,032	(2,499,265)	2,081,683
PEO | (Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | (Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(396,887)	(405,368)	(170,695)	(415,224)
Non-PEO NEO | Add: Service cost for the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,939	101,864	186,283	200,307
Non-PEO NEO | Add: Prior service cost for the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | (Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,663,637)	(4,064,153)	(3,982,125)	(4,358,086)
Non-PEO NEO | Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,169,372	7,158,191	8,896,040	2,761,885
Non-PEO NEO | Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,141,326)	5,525,189	3,307,124	(2,119,809)
Non-PEO NEO | Add: Vesting date fair value of awards granted and vested during the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(101,167)	408,365	(494,044)	362,350
Non-PEO NEO | (Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(839,129)	0
Non-PEO NEO | Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0